Allianz RCM Focused Growth Fund (Prospectus Summary): | Allianz RCM Focused Growth Fund
Allianz RCM Focused Growth Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated December 1, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011 (as supplemented November 8, 2011)

Disclosure Related to
Allianz RCM Focused Growth Fund (the “Fund”)

The fee table for the Fund under “Fees and Expenses of the Fund” is hereby revised in its entirety as follows:

Please retain this Supplement for future reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Focused Growth Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.75%	[1]	none	0.02%	0.77%
Class P	0.85%	[1]	none	0.01%	0.86%
Administrative	0.75%	[1]	0.25%	0.02%	1.02%
Class D	0.85%	[1]	0.25%	0.01%	1.11%
[1]	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. Effective December 1, 2011, the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a change in the Fund’s investment strategy. In analyzing specific companies, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In addition, the footnote to the Fund’s performance table is hereby restated in its entirety as follows:
The Russell 1000 Growth Index replaced the Russell 3000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.